UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period

Date of Report (Date of earliest event reported): February 14, 2012

FIRST Insurance Funding Corp.

Name of Securitizer

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001541647

Lisa J. Reategui, 847-615-4096

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
(a)	(b)	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (i)	(#)(j)	($) (k)	(% of principal balance) (l)	(#)(m)	($) (n)	(% of principal balance) (o)	(#)(p)	($) (q)	(% of principal balance) (r)	(#)(s)	($) (t)	(% of principal balance) (u)	(#)(v)	($) (w)	(% of principal balance) (x)
FIFC Premium Funding, LLC		FIRST Insurance Funding, Corp.	46,881	685,521,511.00	100%	—	—	0%	78	11,259,521.66	1.78%	—	—	0%	—	—	0%	—	—	0%	—	—	0%

Total			46,881	685,521,511.00	100%	—	—	0%	78	11,259,521.66	2%	—	—	0%	—	—	0%	—	—	0%	—	—	0%

In June 2010, FIRST Insurance Funding Corp. and FIFC Funding I, LLC determined that certain of the conveyed assets did not satisfy the requirements for assets to be conveyed. In conformance with obligations under the documents governing the facility, these assets were repurchased on June 28, 2011 in exchange for an amount equal to the outstanding balance of the assets at the time of their repurchase, together with all accrued and unpaid interest thereon. The non-conforming assets were repurchased prior to any demand being made.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FIRST Insurance Funding Corp. (Securitizer)

By:	/s/ Eryn C. Brasovan
Name: Eryn C. Brasovan
Title: Vice President & General Counsel

Date: February 14, 2012